Capital stock	9 Months Ended
May 31, 2025
Capital stock
Capital stock

15. Capital stock

Authorized

Voting Common Shares – Series Founder, Series Investor 1, Series Investor 2, voting and participating

Non-Voting Common Shares, non-voting

Preferred shares, without par value, non-cumulative annual dividend, redeemable at their issue price, non-participating, non-voting

Pre-Funded Warrants, exercisable at the option of the holder into Voting Common Shares of the Company at an exercise price of CAD$0.001 on a one-for-one basis with no expiry date

Issued

	As at	As at
	May 31,	August 31,
	2025	2024
	$	$
1,130,746 Voting Common Shares [August 31, 2024 – 16,350]	81,066,751	55,382,754
48 Pre-Funded Warrants [August 31, 2024 – 48]	38,725	38,725
	81,105,476	55,421,479

During the three-month and nine-month periods ended May 31, 2025, the Company issued a total of 31,318 and 59,769 Voting Common Shares, respectively, to third parties in exchange for marketing for marketing, management consulting services, and board fees provided to the Company valued at $283,089 and $1,290,965, respectively. For such transactions, the value of the services was paid for with shares, the number of shares being determined by dividing the value of the services provided by the price of the shares on the stock exchange at time of their issuance.

During the nine-month period ended May 31, 2025, 400 Series A Convertible Preferred Shares were converted into 988 Voting Common Shares at a value of $136,689 [Note 13].

On December 21, 2024, the Company forced the conversion of 1,950 Series A Convertible Preferred Shares into 4,821 Common Shares at a value of $103,268 [Note 13].

On September 16, 2024, the Company issued 37,778 Voting Common Shares as part of a private placement offering for a total cash consideration price of $3,567,439, net of transaction costs of $1,051,801.

During the nine-month period May 31, 2025, the Company issued 447,816 Voting Common Shares as part of an “at the market” placement offering for a total cash consideration price of $15,738,087, net of transaction costs of $965,662.

On January 16, 2025, the Company issued 425,640 Voting Common Shares and 45,000 Pre-Funded Warrants as part of a private placement offering for a total cash consideration of $3,841,125, net of transaction costs of $627,146. In addition, the Company issued warrants to purchase 235,320 Voting Common Shares of the Company for a period of five and a half years from the issuance date at an exercise price at US$15.00 [note 13].

On January 17, 2025, the Company forced the conversion of 3,000 Series B Convertible Preferred Shares into 7,408 Common Shares at a value of $195,806 [Note 13].

During the nine-month period ended May 31, 2025, 45,000 Pre-Funded Warrants were converted into 45,000 Voting Common Shares at a value of $810,619.